Income Tax Expenses - Reconciliation Between The Statutory Tax Rate and the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expenses
Statutory rate (as a percent)	25.00%	25.00%	25.00%
Effective tax rate (as a percent)	25.00%	25.00%	25.00%